Quarterly Holdings Report
for

Fidelity Freedom® Blend 2030 Fund

June 30, 2019

FBF-Y30-QTLY-0819
1.9892471.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,073,237	$46,836,124
Fidelity Series Commodity Strategy Fund (a)	3,418,541	16,101,328
Fidelity Series Large Cap Growth Index Fund (a)	3,455,807	36,424,202
Fidelity Series Large Cap Stock Fund (a)	2,441,018	36,566,445
Fidelity Series Large Cap Value Index Fund (a)	5,309,087	68,434,127
Fidelity Series Small Cap Opportunities Fund (a)	1,337,447	18,644,008
Fidelity Series Value Discovery Fund (a)	1,689,521	21,693,454
TOTAL DOMESTIC EQUITY FUNDS
(Cost $238,668,109)		244,699,688

International Equity Funds - 26.5%
Fidelity Series Canada Fund (a)	401,600	4,385,477
Fidelity Series Emerging Markets Fund (a)	484,595	4,656,961
Fidelity Series Emerging Markets Opportunities Fund (a)	2,190,408	41,814,882
Fidelity Series International Growth Fund (a)	2,220,796	36,154,560
Fidelity Series International Index Fund (a)	971,043	9,875,505
Fidelity Series International Small Cap Fund (a)	547,854	8,891,663
Fidelity Series International Value Fund (a)	3,683,174	35,468,968
Fidelity Series Overseas Fund (a)	205	2,055
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $136,661,674)		141,250,071

Bond Funds - 25.6%
Fidelity Series Corporate Bond Fund (a)	1,705,757	17,927,508
Fidelity Series Emerging Markets Debt Fund (a)	379,132	3,688,958
Fidelity Series Floating Rate High Income Fund (a)	82,982	771,730
Fidelity Series Government Bond Index Fund (a)	2,340,386	24,457,034
Fidelity Series High Income Fund (a)	412,154	3,923,707
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,082,960	10,840,431
Fidelity Series Investment Grade Bond Fund (a)	2,264,013	25,877,674
Fidelity Series Investment Grade Securitized Fund (a)	1,739,201	18,000,731
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,079,149	28,666,882
Fidelity Series Real Estate Income Fund (a)	220,054	2,440,402
TOTAL BOND FUNDS
(Cost $132,068,020)		136,595,057

Short-Term Funds - 2.0%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	2,274,723	2,274,723
Fidelity Series Short-Term Credit Fund (a)	169,621	1,704,690
Fidelity Series Treasury Bill Index Fund (a)	683,030	6,823,468
TOTAL SHORT-TERM FUNDS
(Cost $10,786,709)		10,802,930
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $518,184,512)		533,347,746
NET OTHER ASSETS (LIABILITIES) - 0.0%		(139,687)
NET ASSETS - 100%		$533,208,059

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,215,402	$46,477,792	$2,957,728	$--	$52,452	$1,048,206	$46,836,124
Fidelity Series Canada Fund	183,055	4,123,594	101,825	--	556	180,097	4,385,477
Fidelity Series Commodity Strategy Fund	539,298	16,225,507	340,896	--	(14,569)	(308,012)	16,101,328
Fidelity Series Corporate Bond Fund	783,911	17,304,268	824,454	156,239	5,274	658,509	17,927,508
Fidelity Series Emerging Markets Debt Fund	167,998	3,632,354	157,597	54,017	(1,326)	47,529	3,688,958
Fidelity Series Emerging Markets Fund	197,749	4,598,636	32,618	--	(757)	(106,049)	4,656,961
Fidelity Series Emerging Markets Opportunities Fund	1,791,612	39,597,904	293,383	--	(4,596)	723,345	41,814,882
Fidelity Series Floating Rate High Income Fund	36,030	762,958	28,737	11,412	(156)	1,635	771,730
Fidelity Series Government Bond Index Fund	1,073,956	24,264,769	1,528,512	139,383	14,385	632,436	24,457,034
Fidelity Series Government Money Market Fund 2.44%	99,943	2,253,368	78,588	10,494	--	--	2,274,723
Fidelity Series High Income Fund	280,135	3,810,744	207,454	61,165	(1,474)	41,756	3,923,707
Fidelity Series Inflation-Protected Bond Index Fund	360,714	10,342,162	93,484	9,309	(100)	231,139	10,840,431
Fidelity Series International Growth Fund	1,535,541	33,385,050	847,414	--	10,197	2,071,186	36,154,560
Fidelity Series International Index Fund	403,447	9,322,715	108,934	--	(287)	258,564	9,875,505
Fidelity Series International Small Cap Fund	401,884	8,437,569	212,138	--	2,196	262,152	8,891,663
Fidelity Series International Value Fund	1,517,027	33,544,219	350,190	--	974	756,938	35,468,968
Fidelity Series Investment Grade Bond Fund	1,142,086	25,518,636	1,441,184	194,265	8,928	649,208	25,877,674
Fidelity Series Investment Grade Securitized Fund	808,243	17,784,207	916,753	129,498	5,570	319,464	18,000,731
Fidelity Series Large Cap Growth Index Fund	1,735,738	35,841,947	2,398,085	45,985	44,868	1,199,734	36,424,202
Fidelity Series Large Cap Stock Fund	1,722,980	36,226,245	1,794,838	243,336	18,123	393,935	36,566,445
Fidelity Series Large Cap Value Index Fund	3,226,419	67,453,585	4,107,619	--	24,365	1,837,377	68,434,127
Fidelity Series Long-Term Treasury Bond Index Fund	1,414,497	29,735,533	4,441,633	206,190	212,960	1,745,525	28,666,882
Fidelity Series Overseas Fund	--	2,055	--	--	--	--	2,055
Fidelity Series Real Estate Income Fund	113,275	2,400,634	111,435	34,131	857	37,071	2,440,402
Fidelity Series Short-Term Credit Fund	100,451	1,672,494	83,505	11,675	174	15,076	1,704,690
Fidelity Series Small Cap Opportunities Fund	860,698	17,951,677	648,203	--	2,089	477,747	18,644,008
Fidelity Series Treasury Bill Index Fund	262,183	6,762,439	201,192	33,324	(300)	338	6,823,468
Fidelity Series Value Discovery Fund	1,020,845	21,346,708	1,096,107	--	(8,846)	430,854	21,693,454
	$23,995,117	$520,779,769	$25,404,506	$1,340,423	$371,557	$13,605,760	$533,347,697

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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